FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS [Text Block]

4. FINANCIAL INSTRUMENTS

All financial instruments are initially measured at fair value plus or minus transaction costs (in case of a financial asset or financial liability not at fair value through profit or loss). Subsequent measurements are designed either at amortized costs or fair value (gains and losses are either recognized in profit or loss (fair value through profit or loss, FVTPL), or recognized in other comprehensive income (fair value through other comprehensive income, FVTOCI)).

Fair Value

IFRS requires disclosures about the inputs to fair value measurements, including their classification within a hierarchy that prioritizes the inputs to fair value measurement. The three levels of the fair value hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 - Inputs that are not based on observable market data.

  The Company's financial instruments are accounted for as follows under IFRS 9:

FINANCIAL ASSETS:	CLASSIFICATION
Cash and cash equivalents	FVTPL
Receivables (excluding tax receivables)	Amortized cost, less any impairment
Loan receivable	Amortized cost, less any impairment
Restricted cash, long-term	Amortized cost, less any impairment

FINANCIAL LIABILITIES:	CLASSIFICATION
Trade and other payables	Other financial liabilities, measured at amortized cost
Due to related parties	Other financial liabilities, measured at amortized cost
Lease liability	Other financial liabilities, measured at amortized cost
Equipment financing liability	Other financial liabilities, measured at amortized cost

The following table summarizes the Company's financial instruments classified as FVTPL as at December 31, 2021, December 31, 2020, and January 1, 2020:

	Level	December 31, 2021	December 31, 2020	January 1, 2020
FINANCIAL ASSETS:

Cash and cash equivalents	1	$14,337,078	$29,061,142	$24,117,144

    Fair value estimates of all financial instruments are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment, therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The Company's lease liability and equipment financing liability are recorded at amortized costs using effective interest rate method. Lease liability and equipment financing liabilities are initially measured at the present value of the payments to be made over the lease (financing) term, using the implicit interest rate (if available) or incremental borrowing rate for the present value determination. For restricted cash, lease liabilities and equipment financing liabilities, the carrying values approximate their fair values at the period end because the interest rates used to discount host contracts approximate market interest rates. The carrying values of other financial assets, trade and other payables and due to related parties approximate their fair values due to the short-term nature of these items.

A summary of the Company's risk exposures as it relates to financial instruments are reflected below:

i) Credit Risk

Credit risk is the risk of loss associated with a counter-party's inability to fulfill its payment obligations. The credit risk is attributable to various financial instruments, as noted below. The credit risk is limited to the carrying value amount carried on the consolidated statements of financial position.

a. Cash and cash equivalents - Cash and cash equivalents are held with major Canadian and U.S. banks and therefore the risk of loss is minimal.

b. Receivables (excluding tax receivables) - The Company is not exposed to significant credit risk as its receivables are insignificant.

c. Loan receivable - An impairment test based on the expected loss model is being performed quarterly, and management assessed that the credit risk related to the loan receivable is low (see Note 6).

ii) Liquidity Risk

The Company's approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities as they become due. The Company intends on securing further financing to ensure that the obligations are properly discharged.

iii) Market Risk

Market risk is the risk of loss that may arise from changes in market factors such as interest rates, foreign exchange rates, commodity prices and/or stock market movements (price risk).

a. Interest Rate Risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. There is no interest rate risk related to the Company's financing liability. Interest rate risk is limited to potential decreases on the interest rate offered on cash and cash equivalents held with a chartered Canadian and US financial institutions. The Company considers this risk to be immaterial.

b. Foreign Exchange Risk

The Company is exposed to currency fluctuations given that most of its expenditures are incurred in the US. To manage this risk and mitigate its exposure to exchange rates fluctuation, the Company holds most of its cash and short-term investments in USD (see Note 5).

During the year ended December 31, 2021, the Company recognized a net foreign exchange loss of $455,046. Based on the Company's net foreign currency exposure at December 31, 2021, depreciation or appreciation of US dollar against the Canadian dollar would have resulted in the following increase or decrease in the Company's net loss:

At December 31, 2021	Possible exposure*	Impact on net loss	Impact on net loss

US dollar	+/-5%	$657,548	$(657,548)

*Possible exposure is based on management's best estimate of the reasonably possible fluctuations of foreign exchange rates in the next twelve months.